[Eaton Vance Logo]                           [Picture of Flag]

Annual Report December 31, 1999


           EATON VANCE
             COMBINED
               MONEY
            MARKET FUNDS                   Cash Management Fund
              REPORT


                                             Liquid Assets Fund

Global Management--Global Distribution

                                              Money Market Fund

[Picture of Statue of Liberty]

[Picture of Pillars]

Eaton Vance Money Market Funds as of December 31, 1999

INVESTMENT UPDATE

Investment Environment
-----------------------------------------------------
                      The Economy
   [Picture]
                     -The U.S. economy continued
Michael B. Terry      to expand strongly in the past
Portfolio Manager     year, with gross domestic
                      product rising at a 5.8% pace
                      in the fourth quarter. With
                      unemployment at a 30-year
                      low, consumer confidence
                      remained high, providing a
                      boost to retail activity.

-Despite a robust economy and ebullient consumer attitudes, inflation increased in 1999 from only 1.6% to 2.7%, still a low rate. Continuing global competition, increased productivity and the enhanced use of technology have generally helped keep inflation pressures in check.

 The Market

-In an effort to prevent a recurrence of inflation, the Federal Reserve Board raised the Federal Funds interest rate three times in 1999, ending the year at 5.50%. The
 Federal Funds rate is the rate for interbank overnight loans and serves as a key interest rate barometer.

-With interest rates rising across the yield curve in 1999, shorter-duration portfolios generally outperformed longer ones. This meant that money market funds generally outperformed bond funds. At the long end, for example, the benchmark 30-year Treasury bond's total return was down 14.4%, one of its worst years ever.

The Cash Management Portfolio
-----------------------------------------------------
 About The Portfolio

-The Portfolio invests only in the highest quality securities. Each of its commercial paper holdings has been given the top credit rating by at least two nationally recognized statistical rating organizations.

-At December 31, 1999, approximately 48% of the assets of Cash Management Portfolio was invested in high-quality commercial paper. 60-day commercial paper is a commonly used liquid investment for money market funds.

-The Portfolio also invests in U.S. Government agency securities, which are not rated officially but are considered to be of high quality.*

-In the past year, the Portfolio's weighted average maturity ranged between 25 and 50 days.

60-Day Commercial Paper Rates in 1999*

[CHART]

     31-Dec-98      4.89
      1-Jan-99      4.89
      2-Jan-99      4.89
      3-Jan-99      4.89
      4-Jan-99      4.87
      5-Jan-99      4.88
      6-Jan-99      4.86
      7-Jan-99      4.83
      8-Jan-99      4.82
      9-Jan-99      4.82
     10-Jan-99      4.82
     11-Jan-99      4.83
     12-Jan-99      4.84
     13-Jan-99      4.83
     14-Jan-99      4.82
     15-Jan-99       4.8
     16-Jan-99       4.8
     17-Jan-99       4.8
     18-Jan-99       4.8
     19-Jan-99       4.8
     20-Jan-99       4.8
     21-Jan-99       4.8
     22-Jan-99      4.79
     23-Jan-99      4.79
     24-Jan-99      4.79
     25-Jan-99      4.78
     26-Jan-99      4.78
     27-Jan-99      4.78
     28-Jan-99      4.79
     29-Jan-99      4.79
     30-Jan-99      4.79
     31-Jan-99      4.79
      1-Feb-99      4.79
      2-Feb-99       4.8
      3-Feb-99      4.79
      4-Feb-99      4.79
      5-Feb-99       4.8
      6-Feb-99       4.8
      7-Feb-99       4.8
      8-Feb-99      4.79
      9-Feb-99       4.8
     10-Feb-99      4.81
     11-Feb-99       4.8
     12-Feb-99       4.8
     13-Feb-99       4.8
     14-Feb-99       4.8
     15-Feb-99       4.8
     16-Feb-99      4.81
     17-Feb-99      4.81
     18-Feb-99      4.81
     19-Feb-99      4.81
     20-Feb-99      4.81
     21-Feb-99      4.81
     22-Feb-99      4.81
     23-Feb-99      4.81
     24-Feb-99      4.82
     25-Feb-99      4.82
     26-Feb-99      4.83
     27-Feb-99      4.83
     28-Feb-99      4.83
      1-Mar-99      4.83
      2-Mar-99      4.84
      3-Mar-99      4.84
      4-Mar-99      4.84
      5-Mar-99      4.83
      6-Mar-99      4.83
      7-Mar-99      4.83
      8-Mar-99      4.82
      9-Mar-99      4.82
     10-Mar-99      4.82
     11-Mar-99      4.82
     12-Mar-99      4.82
     13-Mar-99      4.82
     14-Mar-99      4.82
     15-Mar-99      4.82
     16-Mar-99      4.82
     17-Mar-99      4.82
     18-Mar-99      4.82
     19-Mar-99      4.82
     20-Mar-99      4.82
     21-Mar-99      4.82
     22-Mar-99      4.82
     23-Mar-99      4.82
     24-Mar-99      4.82
     25-Mar-99      4.82
     26-Mar-99      4.82
     27-Mar-99      4.82
     28-Mar-99      4.82
     29-Mar-99      4.83
     30-Mar-99      4.83
     31-Mar-99      4.82
      1-Apr-99      4.83
      2-Apr-99      4.84
      3-Apr-99      4.84
      4-Apr-99      4.84
      5-Apr-99      4.84
      6-Apr-99      4.84
      7-Apr-99      4.83
      8-Apr-99      4.82
      9-Apr-99      4.82
     10-Apr-99      4.82
     11-Apr-99      4.82
     12-Apr-99      4.81
     13-Apr-99      4.81
     14-Apr-99      4.79
     15-Apr-99       4.8
     16-Apr-99      4.81
     17-Apr-99      4.81
     18-Apr-99      4.81
     19-Apr-99      4.79
     20-Apr-99      4.79
     21-Apr-99      4.79
     22-Apr-99      4.79
     23-Apr-99      4.79
     24-Apr-99      4.79
     25-Apr-99      4.79
     26-Apr-99      4.78
     27-Apr-99      4.78
     28-Apr-99      4.78
     29-Apr-99      4.78
     30-Apr-99      4.79
      1-May-99      4.79
      2-May-99      4.79
      3-May-99      4.79
      4-May-99      4.79
      5-May-99       4.8
      6-May-99      4.79
      7-May-99      4.79
      8-May-99      4.79
      9-May-99      4.79
     10-May-99      4.79
     11-May-99      4.79
     12-May-99       4.8
     13-May-99       4.8
     14-May-99      4.81
     15-May-99      4.81
     16-May-99      4.81
     17-May-99      4.82
     18-May-99      4.84
     19-May-99      4.84
     20-May-99      4.84
     21-May-99      4.84
     22-May-99      4.84
     23-May-99      4.84
     24-May-99      4.84
     25-May-99      4.84
     26-May-99      4.84
     27-May-99      4.84
     28-May-99      4.86
     29-May-99      4.86
     30-May-99      4.86
     31-May-99      4.86
      1-Jun-99      4.88
      2-Jun-99      4.88
      3-Jun-99      4.88
      4-Jun-99      4.89
      5-Jun-99      4.89
      6-Jun-99      4.89
      7-Jun-99      4.87
      8-Jun-99      4.88
      9-Jun-99      4.89
     10-Jun-99      4.88
     11-Jun-99      4.92
     12-Jun-99      4.92
     13-Jun-99      4.92
     14-Jun-99      4.95
     15-Jun-99      4.92
     16-Jun-99      4.98
     17-Jun-99         5
     18-Jun-99         5
     19-Jun-99         5
     20-Jun-99         5
     21-Jun-99      4.99
     22-Jun-99      5.01
     23-Jun-99      5.04
     24-Jun-99      5.04
     25-Jun-99      5.08
     26-Jun-99      5.08
     27-Jun-99      5.08
     28-Jun-99      5.12
     29-Jun-99      5.15
     30-Jun-99      5.16
      1-Jul-99      5.08
      2-Jul-99      5.09
      3-Jul-99      5.09
      4-Jul-99      5.09
      5-Jul-99      5.09
      6-Jul-99      5.09
      7-Jul-99      5.09
      8-Jul-99      5.09
      9-Jul-99      5.08
     10-Jul-99      5.08
     11-Jul-99      5.08
     12-Jul-99      5.08
     13-Jul-99      5.08
     14-Jul-99      5.08
     15-Jul-99      5.08
     16-Jul-99      5.08
     17-Jul-99      5.08
     18-Jul-99      5.08
     19-Jul-99      5.08
     20-Jul-99      5.07
     21-Jul-99      5.07
     22-Jul-99      5.07
     23-Jul-99      5.07
     24-Jul-99      5.07
     25-Jul-99      5.07
     26-Jul-99      5.08
     27-Jul-99      5.09
     28-Jul-99      5.09
     29-Jul-99      5.09
     30-Jul-99      5.11
     31-Jul-99      5.11
      1-Aug-99      5.11
      2-Aug-99      5.13
      3-Aug-99      5.14
      4-Aug-99      5.14
      5-Aug-99      5.15
      6-Aug-99      5.14
      7-Aug-99      5.14
      8-Aug-99      5.14
      9-Aug-99      5.18
     10-Aug-99       5.2
     11-Aug-99       5.2
     12-Aug-99       5.2
     13-Aug-99      5.22
     14-Aug-99      5.22
     15-Aug-99      5.22
     16-Aug-99      5.24
     17-Aug-99      5.24
     18-Aug-99      5.24
     19-Aug-99      5.25
     20-Aug-99      5.25
     21-Aug-99      5.25
     22-Aug-99      5.25
     23-Aug-99      5.26
     24-Aug-99      5.25
     25-Aug-99      5.27
     26-Aug-99      5.27
     27-Aug-99      5.27
     28-Aug-99      5.27
     29-Aug-99      5.27
     30-Aug-99       5.3
     31-Aug-99      5.31
      1-Sep-99       5.3
      2-Sep-99      5.36
      3-Sep-99      5.28
      4-Sep-99      5.28
      5-Sep-99      5.28
      6-Sep-99      5.28
      7-Sep-99      5.31
      8-Sep-99       5.3
      9-Sep-99       5.3
     10-Sep-99       5.3
     11-Sep-99       5.3
     12-Sep-99       5.3
     13-Sep-99      5.31
     14-Sep-99      5.28
     15-Sep-99       5.3
     16-Sep-99      5.31
     17-Sep-99      5.31
     18-Sep-99      5.31
     19-Sep-99      5.31
     20-Sep-99      5.33
     21-Sep-99      5.33
     22-Sep-99      5.33
     23-Sep-99      5.32
     24-Sep-99      5.32
     25-Sep-99      5.32
     26-Sep-99      5.32
     27-Sep-99       5.3
     28-Sep-99      5.32
     29-Sep-99      5.31
     30-Sep-99      5.32
      1-Oct-99       5.3
      2-Oct-99       5.3
      3-Oct-99       5.3
      4-Oct-99      5.32
      5-Oct-99      5.31
      6-Oct-99      5.32
      7-Oct-99      5.32
      8-Oct-99      5.36
      9-Oct-99      5.36
     10-Oct-99      5.36
     11-Oct-99      5.36
     12-Oct-99      5.34
     13-Oct-99      5.33
     14-Oct-99      5.33
     15-Oct-99      5.33
     16-Oct-99      5.33
     17-Oct-99      5.33
     18-Oct-99      5.33
     19-Oct-99      5.33
     20-Oct-99      5.33
     21-Oct-99      5.35
     22-Oct-99      5.31
     23-Oct-99      5.31
     24-Oct-99      5.31
     25-Oct-99      5.31
     26-Oct-99      5.31
     27-Oct-99      5.31
     28-Oct-99      5.31
     29-Oct-99      5.36
     30-Oct-99      5.36
     31-Oct-99      5.36
      1-Nov-99      5.72
      2-Nov-99      5.85
      3-Nov-99       5.9
      4-Nov-99      5.85
      5-Nov-99      5.79
      6-Nov-99      5.79
      7-Nov-99      5.79
      8-Nov-99      5.88
      9-Nov-99       5.8
     10-Nov-99      5.85
     11-Nov-99      5.85
     12-Nov-99       5.8
     13-Nov-99       5.8
     14-Nov-99       5.8
     15-Nov-99      5.85
     16-Nov-99      5.85
     17-Nov-99       5.9
     18-Nov-99       5.9
     19-Nov-99       5.9
     20-Nov-99       5.9
     21-Nov-99       5.9
     22-Nov-99      5.85
     23-Nov-99      5.86
     24-Nov-99      5.81
     25-Nov-99      5.81
     26-Nov-99      5.83
     27-Nov-99      5.83
     28-Nov-99      5.83
     29-Nov-99      5.89
     30-Nov-99      5.89
      1-Dec-99      5.91
      2-Dec-99      5.93
      3-Dec-99      5.94
      4-Dec-99      5.94
      5-Dec-99      5.94
      6-Dec-99      5.94
      7-Dec-99      5.94
      8-Dec-99      5.95
      9-Dec-99      5.95
     10-Dec-99      5.98
     11-Dec-99      5.98
     12-Dec-99      5.98
     13-Dec-99         6
     14-Dec-99      6.02
     15-Dec-99      6.04
     16-Dec-99      6.07
     17-Dec-99      6.07
     18-Dec-99      6.07
     19-Dec-99      6.07
     20-Dec-99      6.07
     21-Dec-99      6.12
     22-Dec-99      6.08
     23-Dec-99      6.08
     24-Dec-99      6.08
     25-Dec-99      6.08
     26-Dec-99      6.08
     27-Dec-99      6.08
     28-Dec-99      6.08
     29-Dec-99      5.78
     30-Dec-99      5.62
     31-Dec-99      5.62


-----------------------------------------------------
Mutual fund shares are not insured by the FDIC and are
not deposits or other obligations of, or guaranteed by,
any depository institution. Shares are subject to
investment risks, including possible loss of principal
invested.
-----------------------------------------------------

-----------------------------------------------------
*An investment in one of the Portfolio's money market funds is neither insured nor guaranteed by the U.S.
Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999

                                     CASH          LIQUID        MONEY
                                MANAGEMENT FUND  ASSETS FUND  MARKET FUND
-------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------
Investment in Cash Management
   Portfolio at value            $130,637,947    $5,127,725   $97,192,197
Receivable for Fund shares
   sold                             2,362,455            --       715,591
Receivable from the
   Administrator                           --            --           677
Deferred organization expenses             --            --         1,715
-------------------------------------------------------------------------
TOTAL ASSETS                     $133,000,402    $5,127,725   $97,910,180
-------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------
Payable for Fund shares
   redeemed                      $  1,462,039    $    4,416   $   452,517
Dividends payable                     215,931         4,152        12,052
Payable to affiliate for
   Trustees' fees                       1,034            45            47
Payable to affiliate for
   service fees                            --            23           295
Accrued expenses                       88,141        14,625        37,540
-------------------------------------------------------------------------
TOTAL LIABILITIES                $  1,767,145    $   23,261   $   502,451
-------------------------------------------------------------------------
NET ASSETS (REPRESENTED BY
   PAID-IN-CAPITAL)              $131,233,257    $5,104,464   $97,407,729
-------------------------------------------------------------------------

Shares of Beneficial Interest Outstanding
-------------------------------------------------------------------------
                                  131,233,257     5,104,464    97,407,729
-------------------------------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share (Note 6)
-------------------------------------------------------------------------
(NET ASSETS  DIVIDED BY SHARES
   OF BENEFICIAL INTEREST
   OUTSTANDING)                  $       1.00    $     1.00   $      1.00
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

                                     CASH          LIQUID        MONEY
                                MANAGEMENT FUND  ASSETS FUND  MARKET FUND
-------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------
Interest allocated from
   Portfolio                      $5,742,881      $334,078    $2,293,979
Expenses allocated from
   Portfolio                        (658,697)      (38,989)     (261,538)
-------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                      $5,084,184      $295,089    $2,032,441
-------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------
Trustees' fees and expenses       $    4,181      $    266    $      268
Distribution and service fees             --        16,195       363,846
Legal and accounting services         18,147        16,292        16,973
Printing and postage                   9,001         2,986         5,212
Custodian fee                          6,184         4,699         8,121
Amortization of organization
   expenses                               --            --         6,960
Transfer and dividend
   disbursing agent fees             121,189         7,774        40,706
Registration fees                     31,439        12,285        27,316
Miscellaneous                         16,001         3,811        14,990
-------------------------------------------------------------------------
TOTAL EXPENSES                    $  206,142      $ 64,308    $  484,392
-------------------------------------------------------------------------
Deduct --
   Allocation of expenses to
      the Administrator           $       --      $     --    $      677
-------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS          $       --      $     --    $      677
-------------------------------------------------------------------------

NET EXPENSES                      $  206,142      $ 64,308    $  483,715
-------------------------------------------------------------------------

NET INVESTMENT INCOME             $4,878,042      $230,781    $1,548,726
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

                                        CASH          LIQUID         MONEY
INCREASE (DECREASE) IN NET ASSETS  MANAGEMENT FUND  ASSETS FUND   MARKET FUND
------------------------------------------------------------------------------
From operations --
   Net investment income            $   4,878,042   $   230,781  $   1,548,726
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income       $  (4,878,042)  $  (230,781) $  (1,548,726)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest at
   Net Asset Value of $1.00 per share --
   Proceeds from sale of shares     $ 475,718,737   $        --  $ 204,567,719
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared            2,352,688       136,517      1,217,835
   Cost of shares redeemed           (443,082,182)   (3,005,591)  (142,669,365)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                     $  34,989,243   $(2,869,074) $  63,116,189
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $  34,989,243   $(2,869,074) $  63,116,189
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                $  96,244,014   $ 7,973,538  $  34,291,540
------------------------------------------------------------------------------
AT END OF YEAR                      $ 131,233,257   $ 5,104,464  $  97,407,729
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1998

                                        CASH          LIQUID        MONEY
INCREASE (DECREASE) IN NET ASSETS  MANAGEMENT FUND  ASSETS FUND  MARKET FUND
-----------------------------------------------------------------------------
From operations --
   Net investment income            $   4,661,597   $   423,427  $  1,021,865
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income       $  (4,661,597)  $  (423,427) $ (1,021,865)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest at
   Net Asset Value of $1.00 per share --
   Proceeds from sale of shares     $ 503,937,629   $    77,632  $106,237,780
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared            2,326,522       239,050       790,419
   Cost of shares redeemed           (556,763,381)   (5,343,871)  (96,545,361)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND SHARE
   TRANSACTIONS                     $ (50,499,230)  $(5,027,189) $ 10,482,838
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $ (50,499,230)  $(5,027,189) $ 10,482,838
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of year                $ 146,743,244   $13,000,727  $ 23,808,702
-----------------------------------------------------------------------------
AT END OF YEAR                      $  96,244,014   $ 7,973,538  $ 34,291,540
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                             CASH MANAGEMENT FUND
                                -----------------------------------------------
                                            YEAR ENDED DECEMBER 31,
                                -----------------------------------------------
                                  1999     1998      1997      1996      1995
-------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $1.000    $1.000   $1.000    $1.000    $  1.000
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment income           $0.044    $0.047   $0.048    $0.047    $  0.052
-------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------
From net investment income      $(0.044 ) $(0.047) $(0.048 ) $(0.047 ) $ (0.052)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF YEAR  $1.000    $1.000   $1.000    $1.000    $  1.000
-------------------------------------------------------------------------------

TOTAL RETURN(1)                 4.47%     4.78%    4.89%     4.82%         5.35%
-------------------------------------------------------------------------------

Ratios/Supplemental Data
-------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)              $131,233  $96,244  $146,743  $151,691  $155,251
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                  0.79%     0.85%    0.78%     0.74%         0.74%
   Net investment income        4.43%     4.69%    4.79%     4.70%         5.22%
-------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of its Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            LIQUID ASSETS FUND
                                -------------------------------------------
                                          YEAR ENDED DECEMBER 31,
                                -------------------------------------------
                                 1999     1998     1997     1996     1995
---------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $1.000   $1.000   $1.000   $1.000   $ 1.000
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment income           $0.036   $0.041   $0.042   $0.043   $ 0.051
---------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------
From net investment income      $(0.036) $(0.041) $(0.042) $(0.043) $(0.051)
---------------------------------------------------------------------------
NET ASSET VALUE -- END OF YEAR  $1.000   $1.000   $1.000   $1.000   $ 1.000
---------------------------------------------------------------------------

TOTAL RETURN(1)                 3.63%    4.20%    4.29%    4.41%       5.16%
---------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)              $5,104   $7,974   $13,001  $19,910  $34,026
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                  1.59%    1.43%    1.35%    1.13%       0.91%
   Net investment income        3.56%    4.14%    4.21%    4.31%       5.11%
---------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of its Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                               MONEY MARKET FUND
                                -----------------------------------------------
                                            YEAR ENDED DECEMBER 31,
                                -----------------------------------------------
                                 1999     1998     1997     1996      1995(1)
-------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                      $1.000   $1.000   $1.000   $1.000     $ 1.000
-------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------
Net investment income           $0.034   $0.037   $0.038   $0.037     $ 0.031
-------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------
From net investment income      $(0.034) $(0.037) $(0.038) $(0.037)   $(0.031)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF YEAR  $1.000   $1.000   $1.000   $1.000     $ 1.000
-------------------------------------------------------------------------------

TOTAL RETURN(2)                 3.50%    3.75%    3.88%    3.77%         3.17%
-------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------
Net assets, end of year
   (000's omitted)              $97,408  $34,292  $23,809  $31,250    $12,951
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)              1.71%    1.82%    1.73%    1.73%         1.68%(4)
   Net investment income        3.55%    3.70%    3.83%    3.70%         4.19%(4)
-------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                  1.71%    1.86%    1.82%    1.76%         1.85%(4)
   Net investment income        3.55%    3.66%    3.74%    3.66%         4.03%(4)
Net investment income per
   share                        $0.034   $0.037   $0.037   $0.037     $ 0.030
-------------------------------------------------------------------------------

 (1) For the period from the start of business, April 5, 1995, to December 31, 1995.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Cash Management Fund (Cash Management Fund), Eaton Vance Liquid Assets Fund (Liquid Assets Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (1940 Act), as an open-end management investment company. The Liquid Assets Fund is currently closed to new investments.

   The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (56.1% for Cash Management Fund, 2.2% for Liquid Assets Fund and 41.7% for Money Market Fund at December 31, 1999). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999 Liquid Assets Fund, for federal income tax purposes, had a capital loss carryover of $6,674 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2001.

 D Deferred Organization Expenses -- Costs incurred by the Money Market Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At December 31, 1999, the

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   Funds' Principal Underwriter owned 22% of the shares of the Cash Management Fund and one shareholder owned 13% of the shares of the Liquid Assets Fund.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Money Market Fund for the year ended December 31, 1999, $677 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5 Distribution Plans
-------------------------------------------
   Money Market Fund and Liquid Assets Fund have in effect distribution plans (individually the Plan and collectively the Plans) pursuant to Rule 12b-1 under the 1940 Act. The Plan for Money Market Fund requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Plan for Liquid Assets Fund does not provide for annual payments to EVD for providing such services and facilities, however, the Plan does require the Fund to calculate outstanding Uncovered Distribution Charges. Each Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% (5% for Liquid Assets Fund) of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the year ended December 31, 1999, Money Market Fund paid $327,509 to EVD, representing 0.75% of the Fund's average daily net assets. At December 31, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for Money Market Fund and Liquid Assets Fund were approximately $7,011,000 and $2,567,000, respectively.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets. The Trustees implemented the Plans by authorizing the Funds to make quarterly service fee payments to EVD and investment dealers in amounts equal to 0.15% (0.25% for Liquid Assets Fund) per annum of each Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the year ended December 31, 1999, Money Market Fund and Liquid Assets Fund paid service fees to EVD and investment dealers in the amount of $36,337 and $16,195 respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Funds are officers of the above organization.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of shares from either Money Market Fund or Liquid Assets Fund made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Funds' Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the respective Funds. The Fund was informed that EVD received approximately $426,000 and $4,000 of CDSC paid by shareholders for the year ended December 31, 1999 for the Money Market Fund and Liquid Assets Fund, respectively.

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Funds' investment in the Portfolio for the year ended December 31, 1999 were as follows:

    CASH MANAGEMENT FUND
    ------------------------------------------------------
    Increases                                 $474,042,343
    Decreases                                  445,959,498

    LIQUID ASSETS FUND
    ------------------------------------------------------
    Increases                                 $     20,229
    Decreases                                    3,194,649

    MONEY MARKET FUND
    ------------------------------------------------------
    Increases                                 $204,040,236
    Decreases                                  143,744,927

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUTUAL FUNDS TRUST
---------------------------------------------

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Cash Management Fund, Eaton Vance Liquid Assets Fund, and Eaton Vance Money Market Fund (the "Funds") at December 31, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 31, 2000

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

CORPORATE BONDS & NOTES -- 0.2%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
-----------------------------------------------------------------------------
Financial Services -- 0.2%
-----------------------------------------------------------------------------
      $   360          Associates Corp. of North America,
                       5.96%, 5/15/00                            $    359,896
-----------------------------------------------------------------------------
                                                                 $    359,896
-----------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $359,896)                                    $    359,896
-----------------------------------------------------------------------------
COMMERCIAL PAPER -- 47.6%
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Automotive -- 1.5%
-----------------------------------------------------------------------------
      $ 1,800          Ford Motor Credit Co., 5.75%, 1/7/00      $  1,798,275
        1,700          General Motors Acceptance Corp.,
                       5.87%, 1/19/00                               1,695,010
-----------------------------------------------------------------------------
                                                                 $  3,493,285
-----------------------------------------------------------------------------
Banking and Finance -- 11.0%
-----------------------------------------------------------------------------
      $ 3,115          American Express Credit Corp.,
                       5.82%, 1/20/00                            $  3,105,432
        5,085          Asset Securitization Coop. Corp.,
                       5.90%, 2/28/00(1)                            5,036,664
        3,848          CIESCO, 5.90%, 2/14/00                       3,820,251
        1,105          CIESCO, 5.97%, 1/21/00                       1,101,335
        2,620          CIT Group Holdings, Inc., 5.80%, 1/6/00      2,617,889
        3,000          Corporate Asset Funding Co., Inc.,
                       5.97%, 2/7/00(1)                             2,981,592
        3,500          Corporate Receivables Corp.,
                       5.97%, 1/19/00(1)                            3,489,553
        3,500          Delaware Funding Corp.,
                       6.05%, 1/18/00(1)                            3,490,000
-----------------------------------------------------------------------------
                                                                 $ 25,642,716
-----------------------------------------------------------------------------
Chemicals -- 1.6%
-----------------------------------------------------------------------------
      $ 3,634          E.I. duPont de Nemours & Co.,
                       5.82%, 1/18/00                            $  3,624,013
-----------------------------------------------------------------------------
                                                                 $  3,624,013
-----------------------------------------------------------------------------
Credit Unions -- 2.1%
-----------------------------------------------------------------------------
      $ 5,000          Mid-States Corp. Federal Credit Union,
                       6.15%, 1/27/00                            $  4,977,792
-----------------------------------------------------------------------------
                                                                 $  4,977,792
-----------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------

Electric Utilities -- 3.3%
-----------------------------------------------------------------------------
      $ 1,000          National Rural Utilities Coop. Finance
                       Corp., 5.86%, 3/9/00                      $    988,931
        1,440          National Rural Utilities Coop. Finance
                       Corp., 5.90%, 3/21/00                        1,421,120
        1,500          National Rural Utilities Coop. Finance
                       Corp., 6.02%, 3/23/00                        1,479,432
        3,800          TECO Finance, Inc., 6.05%, 1/11/00(1)        3,793,614
-----------------------------------------------------------------------------
                                                                 $  7,683,097
-----------------------------------------------------------------------------
Electrical and Electronic Equipment -- 5.1%
-----------------------------------------------------------------------------
      $ 1,350          General Electric Capital Corp.,
                       5.97%, 1/18/00                            $  1,346,195
        2,000          General Electric Capital Corp.,
                       5.98%, 1/19/00                               1,994,020
        2,800          General Electric Capital Corp.,
                       6.00%, 1/24/00                               2,789,267
        1,270          General Electric Capital Corp.,
                       6.00%, 1/25/00                               1,264,920
        1,500          General Electric Capital Corp.,
                       6.09%, 3/13/00                               1,481,730
        3,000          Panasonic Finance America,
                       5.88%, 2/8/00(1)                             2,981,380
-----------------------------------------------------------------------------
                                                                 $ 11,857,512
-----------------------------------------------------------------------------
Financial Services -- 2.2%
-----------------------------------------------------------------------------
      $ 3,500          John Hancock Capital Corp.,
                       5.90%, 1/14/00(1)                         $  3,492,543
        1,700          Norwest Financial, Inc., 5.82%, 2/1/00       1,691,480
-----------------------------------------------------------------------------
                                                                 $  5,184,023
-----------------------------------------------------------------------------
Food and Beverages -- 2.9%
-----------------------------------------------------------------------------
      $ 2,145          Coca-Cola Co., 5.77%, 1/18/00             $  2,139,156
        2,000          H.J. Heinz Co., 6.10%, 1/19/00               1,993,900
        2,605          Kellogg Co., 5.90%, 2/22/00                  2,582,800
-----------------------------------------------------------------------------
                                                                 $  6,715,856
-----------------------------------------------------------------------------
Insurance -- 7.3%
-----------------------------------------------------------------------------
      $ 5,000          A.I. Credit Corp., 5.82%, 1/28/00         $  4,978,175
        2,000          American General Corp., 5.96%, 2/10/00       1,986,756
        1,500          American General Finance Corp.,
                       5.98%, 1/26/00                               1,493,771
        3,565          MetLife Funding, Inc., 5.85%, 1/25/00        3,551,096
        5,000          USAA Capital Corp., 6.05%, 2/7/00            4,968,910
-----------------------------------------------------------------------------
                                                                 $ 16,978,708
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
Oil -- 3.8%
-----------------------------------------------------------------------------
      $ 2,500          Chevron USA, Inc., 5.77%, 1/10/00         $  2,496,394
        2,500          Chevron USA, Inc., 5.77%, 1/11/00            2,495,993
        4,000          Chevron USA, Inc., 5.90%, 2/18/00            3,968,533
-----------------------------------------------------------------------------
                                                                 $  8,960,920
-----------------------------------------------------------------------------
Pharmaceutical -- 1.9%
-----------------------------------------------------------------------------
      $ 2,000          Pfizer, Inc., 5.73%, 2/15/00(1)           $  1,985,675
        2,500          Pfizer, Inc., 5.77%, 2/2/00(1)               2,487,177
-----------------------------------------------------------------------------
                                                                 $  4,472,852
-----------------------------------------------------------------------------
Telecommunications -- 4.9%
-----------------------------------------------------------------------------
      $ 3,400          AT&T Corp., 5.95%, 1/24/00                $  3,387,075
        5,000          BellSouth Telecommunications, Inc.,
                       5.75%, 2/25/00                               4,956,076
        3,000          SBC Communications, Inc.,
                       5.75%, 2/15/00(1)                            2,978,438
-----------------------------------------------------------------------------
                                                                 $ 11,321,589
-----------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $110,912,363)                                $110,912,363
-----------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 52.2%

PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
      $ 3,450          FHLB Discount Notes, 5.18%, 1/5/00        $  3,448,015
        6,420          FHLB Discount Notes, 5.49%, 2/11/00          6,379,859
        2,335          FHLB Discount Notes, 5.65%, 3/9/00           2,310,080
        8,158          FHLB Discount Notes, 5.65%, 3/10/00          8,069,656
        3,000          FHLMC Discount Notes, 5.58%, 1/12/00         2,994,885
        3,000          FHLMC Discount Notes, 5.55%, 1/13/00         2,994,450
        1,900          FHLMC Discount Notes, 5.53%, 1/31/00         1,891,244
       30,000          FHLMC Discount Notes, 5.75%, 2/2/00         29,846,667
        2,170          FHLMC Discount Notes, 5.48%, 2/4/00          2,158,769
        3,105          FHLMC Discount Notes, 5.525%, 2/9/00         3,086,415
        4,035          FHLMC Discount Notes, 5.75%, 2/15/00         4,005,998
        2,765          FHLMC Discount Notes, 5.57%, 2/23/00         2,742,326
        1,225          FNMA Discount Notes, 5.57%, 1/20/00          1,221,398
        3,000          FNMA Discount Notes, 5.58%, 1/21/00          2,990,700
        4,490          FNMA Discount Notes, 5.52%, 1/26/00          4,472,789
        2,500          FNMA Discount Notes, 5.52%, 1/27/00          2,490,034
        2,000          FNMA Discount Notes, 5.53%, 1/28/00          1,991,705
        3,350          FNMA Discount Notes, 5.55%, 2/2/00           3,333,473
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
-----------------------------------------------------------------------------
      $ 5,799          FNMA Discount Notes, 5.545%, 2/3/00       $  5,769,524
        4,970          FNMA Discount Notes, 5.55%, 2/3/00           4,944,715
        3,000          FNMA Discount Notes, 5.54%, 2/4/00           2,984,304
        2,500          FNMA Discount Notes, 5.48%, 2/8/00           2,485,539
        5,875          FNMA Discount Notes, 5.55%, 2/17/00          5,832,431
        2,505          FNMA Discount Notes, 5.60%, 2/24/00          2,483,958
        5,000          FNMA Discount Notes, 5.64%, 3/2/00           4,952,217
        3,665          FNMA Discount Notes, 5.635%, 3/7/00          3,627,137
        2,145          FNMA Discount Notes, 5.84%, 3/16/00          2,118,903
-----------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $121,627,191)                               $121,627,191
-----------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $232,899,450)                                $232,899,450(2)
-----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                           $     58,419
-----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $232,957,869
-----------------------------------------------------------------------------

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FHLB - Federal Home Loan Bank

 FNMA - Federal National Mortgage Association (Fannie Mae)

 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

 (2)  Cost for federal income tax purposes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
------------------------------------------------------
Investments, at value                     $232,899,450
Cash                                           110,197
Interest receivable                              2,779
------------------------------------------------------
TOTAL ASSETS                              $233,012,426
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      2,216
Accrued expenses                                52,341
------------------------------------------------------
TOTAL LIABILITIES                         $     54,557
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $232,957,869
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $232,957,869
------------------------------------------------------
TOTAL                                     $232,957,869
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 1999
Investment Income
----------------------------------------------------
Interest                                  $8,370,938
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $8,370,938
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  803,098
Trustees' fees and expenses                   14,514
Custodian fee                                105,849
Legal and accounting services                 31,884
Amortization of organization expenses            907
Miscellaneous                                  2,972
----------------------------------------------------
TOTAL EXPENSES                            $  959,224
----------------------------------------------------

NET INVESTMENT INCOME                     $7,411,714
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       7,411,714  $       6,761,310
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       7,411,714  $       6,761,310
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     678,102,808  $     610,798,591
   Withdrawals                                 (592,899,074)      (660,957,683)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $      85,203,734  $     (50,159,092)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      92,615,448  $     (43,397,782)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     140,342,421  $     183,740,203
------------------------------------------------------------------------------
AT END OF YEAR                            $     232,957,869  $     140,342,421
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                       YEAR ENDED DECEMBER 31,
                                --------------------------------------
                                 1999    1998    1997    1996    1995
----------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------
Expenses                        0.60%   0.61%   0.59%   0.59%     0.60%
Net investment income           4.60%   4.90%   4.96%   4.83%     5.36%
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization were amortized on the straight-line basis over five years and are fully amortized at December 31, 1999.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 1999, $1,846 credit balances were used to reduce the Portfolio's custodian fee.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $803,098 for the year ended
   December 31, 1999. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments, during the year ended December 31, 1999, exclusive of U.S. Government securities, aggregated $804,751,934 and $791,198,404, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $658,127,431 and $587,419,966, respectively.

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 1999

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CASH MANAGEMENT PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 31, 2000

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE MUTUAL FUNDS TRUST

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

CASH MANAGEMENT PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

PORTFOLIO INVESTMENT ADVISER
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109

FUND ADMINISTRATOR
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC Global Fund Services
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA  02110

EATON VANCE MUTUAL FUNDS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------
131-12/99                                                     MMSRC-12/99